As filed with the U.S. Securities and Exchange Commission on January 13, 2017

Securities Act File No. 333-89775

Investment Company Act File No. 811-09651

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 25	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 27

(Check appropriate box or boxes)

BlackRock Focus Growth Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

100 Bellevue Parkway

Wilmington, Delaware 19809

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code (800) 441-7762

John M. Perlowski

BlackRock Focus Growth Fund, Inc.

55 East 52nd Street, New York, New York 10055

(Name and Address of Agent for Service)

Copies to:

Counsel for the Fund: Margery K. Neale, Esq. Willkie Farr & Gallagher LLP 787 Seventh Avenue	Benjamin Archibald, Esq. BlackRock Advisors, LLC 55 East 52nd Street New York, New York 10055
New York, New York 10019-6099

Continuous

(Approximate Date of Proposed Offering)

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of common stock, par value, $0.10 per share.

Master Focus Growth LLC has also executed this registration statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for the effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on January 13, 2017.

BlackRock Focus Growth Fund, Inc.
(Registrant)

By:	/s/ JOHN M. PERLOWSKI
(John M. Perlowski,
President and Chief Executive Officer)
(Principal Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ JOHN M. PERLOWSKI	Director, President and Chief Executive Officer	January 13, 2017
John M. Perlowski	(Principal Executive Officer)

/s/ NEAL J. ANDREWS	Chief Financial Officer (Principal	January 13, 2017
Neal J. Andrews	Financial and Accounting Officer)

JAMES H. BODURTHA*	Director
(James H. Bodurtha)

BRUCE R. BOND*	Director
(Bruce R. Bond)

DONALD W. BURTON*	Director
(Donald W. Burton)

STUART E. EIZENSTAT*	Director
(Stuart E. Eizenstat)

HENRY GABBAY*	Director
(Henry Gabbay)

LENA G. GOLDBERG*	Director
(Lena G. Goldberg)

ROBERT M. HERNANDEZ*	Director
(Robert M. Hernandez)

JOHN F. O’BRIEN*	Director
(John F. O’Brien)

DONALD C. OPATRNY*	Director
(Donald C. Opatrny)

ROBERTA COOPER RAMO*	Director
(Roberta Cooper Ramo)

DAVID H. WALSH*	Director
(David H. Walsh)

FRED G. WEISS*	Director
(Fred G. Weiss)

ROBERT FAIRBAIRN*	Director
(Robert Fairbairn)

HENRY R. KEIZER*	Director
(Henry R. Keizer)

*By:	/s/ BENJAMIN ARCHIBALD	January 13, 2017
Benjamin Archibald (Attorney-in-Fact)

SIGNATURES

Master Focus Growth LLC has duly caused this Post-Effective Amendment to the Registration Statement of BlackRock Focus Growth Fund, Inc. to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on January 13, 2017.

Master Focus Growth LLC
(Registrant)

By:	/s/ JOHN M. PERLOWSKI
(John M. Perlowski,
President and Chief Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ JOHN M. PERLOWSKI	Director, President and Chief Executive Officer	January 13, 2017
John M. Perlowski	(Principal Executive Officer)

/s/ NEAL J. ANDREWS	Chief Financial Officer (Principal	January 13, 2017
Neal J. Andrews	Financial and Accounting Officer)

JAMES H. BODURTHA*	Director
(James H. Bodurtha)

BRUCE R. BOND*	Director
(Bruce R. Bond)

DONALD W. BURTON*	Director
(Donald W. Burton)

STUART E. EIZENSTAT*	Director
(Stuart E. Eizenstat)

HENRY GABBAY*	Director
(Henry Gabbay)

LENA G. GOLDBERG*	Director
(Lena G. Goldberg)

ROBERT M. HERNANDEZ*	Director
(Robert M. Hernandez)

JOHN F. O’BRIEN*	Director
(John F. O’Brien)

DONALD C. OPATRNY*	Director
(Donald C. Opatrny)

ROBERTA COOPER RAMO*	Director
(Roberta Cooper Ramo)

DAVID H. WALSH*	Director
(David H. Walsh)

FRED G. WEISS*	Director
(Fred G. Weiss)

ROBERT FAIRBAIRN*	Director
(Robert Fairbairn)

HENRY R. KEIZER*	Director
(Henry R. Keizer)

*By:	/s/ BENJAMIN ARCHIBALD	January 13, 2017
Benjamin Archibald (Attorney-in-Fact)

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase